UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

            The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--96.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.3%
Australian Government,
Sr. Unscd. Bonds, Ser. 35CI	AUD	2.00	8/21/35	5,780,000	b	5,361,916
Brazil--2.3%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	1,550,000	c	1,582,937
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	11,000,000		4,324,736
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	2,580,000	c	2,631,600
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	1,370,000	c	507,184
						9,046,457
Canada--4.1%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	595,000	c	887,332
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	146,422	c	132,680
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	2,345,000	c	2,144,142
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	950,352	c	863,406
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,089,529	c	992,550
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	139,383	c	126,177

Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	895,140		814,889
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	211,903	c	192,677
MEG Energy,
Gtd. Notes		6.38	1/30/23	860,000	c	894,400
Province of Alberta,
Unscd. Bonds	CAD	3.40	12/1/23	7,480,000		6,956,096
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	1,100,000		979,612
Province of Ontario,
Bonds	CAD	4.40	3/8/16	1,200,000		1,151,305
						16,135,266
Denmark--1.9%
Danish Government,
Bonds	DKK	0.10	11/15/23	40,455,000	d	7,627,749
France--4.5%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	e	2,194,395
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	310,000	e	466,930
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	500,000	e	734,395
French Government,
Bonds	EUR	2.25	5/25/24	2,950,000		4,124,400
French Government,
Bonds	EUR	3.75	10/25/19	2,250,000		3,555,727
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	2,080,000	c	2,271,160
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	3,760,000		3,873,041
Veolia Environnement,

Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	e,f	837,606
						18,057,654
Germany--6.8%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,400,000	e	2,234,395
German Government,
Bonds	EUR	1.50	5/15/23	2,200,000		3,047,097
German Government,
Bonds	EUR	3.25	7/4/42	575,000		927,818
German Government,
Bonds, Ser. 05	EUR	3.50	1/4/16	13,400,000		19,553,012
Globaldrive Auto Receivables,
Ser. 2011-AA, Cl. A	EUR	0.98	4/20/19	377,488	c,e	522,364
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	555,000	c	831,502
						27,116,188
Hungary--1.1%
Hungarian Development Bank,
Gov't Gtd. Notes		6.25	10/21/20	525,000	c	556,174
Hungarian Government,
Sr. Unscd. Notes		5.75	11/22/23	3,500,000		3,631,250
						4,187,424
Iceland--1.5%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	c	369,703
Icelandic Government,
Unscd. Notes		4.88	6/16/16	5,185,000	f	5,476,884
						5,846,587
Ireland--2.4%
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	3,060,000		4,328,922
Irish Government,

Unscd. Bonds	EUR	3.40	3/18/24	3,185,000		4,532,768
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	555,000	c	824,812
						9,686,502
Italy--9.3%
Enel,
Sub. Bonds		8.75	9/24/73	915,000	c,e	1,029,009
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	915,000		1,411,969
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	850,000		1,225,229
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,035,000		3,143,978
Italian Government,
Bonds	EUR	2.10	9/15/16	1,550,000	g	2,375,333
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	4,690,000		6,748,413
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	10,000,000		14,782,950
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	1,985,000		3,023,634
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	1,100,000		2,054,253
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	925,000	c	1,009,406
						36,804,174
Japan--3.7%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	38,000,000		382,604
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		2,786,314
Japanese Government,

Sr. Unscd. Bonds, Ser. 39	JPY	1.90	6/20/43	890,000,000		9,015,994
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	223,000,000	h	2,409,220
						14,594,132
Kazakhstan--.5%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	2,125,000		1,928,437
Lithuania--.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	900,000		1,277,088
Mexico--1.0%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	625,000	c	644,531
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	350,000	c	356,125
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	33,230,000		2,885,605
						3,886,261
Netherlands--7.0%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,600,000	c	1,721,965
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,475,000	c	1,515,163
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	1,500,000	e	2,172,166
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,000,000		1,526,436
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	e	1,173,764
ING Bank,
Covered Notes	EUR	3.63	8/31/21	475,000		746,106
LYB International Finance,

Gtd. Bonds		4.88	3/15/44	1,000,000		1,002,113
Netherlands Government,
Bonds	EUR	1.25	1/15/19	3,525,000	c	4,955,858
Petrobras Global Finance,
Gtd. Notes		4.88	3/17/20	1,000,000		1,004,703
Petrobras Global Finance,
Gtd. Notes		6.25	3/17/24	990,000		1,022,433
Rabobank Nederland,
Bank Gtd. Notes		3.38	1/19/17	2,115,000		2,243,791
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,125,000		1,648,194
Repsol International Finance,
Gtd. Notes	EUR	2.63	5/28/20	1,100,000		1,555,354
Telefonica Europe,
Gtd. Bonds	EUR	5.88	3/31/49	3,300,000	e	4,545,596
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	830,000	c	908,850
						27,742,492
Nigeria--.4%
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	93,600,000	i	524,763
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	70,200,000	i	382,758
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	161,800,000	i	862,192
						1,769,713
Norway--.9%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	c	813,698
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		875,753
Norwegian Government,

Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		935,403
Statoil,
Gtd. Notes		4.25	11/23/41	1,090,000		1,065,477
						3,690,331
Poland--.3%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,110,156
Portugal--2.5%
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	3,150,000	c	4,717,080
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	3,345,000	c	5,206,001
						9,923,081
Russia--1.0%
Russian Government,
Sr. Unscd. Bonds		7.50	3/31/30	3,575,000	c,e	4,073,712
Slovakia--2.9%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	1,795,000		2,651,413
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	600,000		964,884
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	7,495,000	c	7,979,327
						11,595,624
Spain--7.9%
Autonomous Community of Madrid,
Sr. Unscd. Bonds	EUR	4.13	5/21/24	1,200,000		1,728,078
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	500,000		778,392
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	2,300,000	f	3,380,477
BBVA US Senior,

Bank Gtd. Notes		4.66	10/9/15	875,000		919,264
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	575,000	c	847,604
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	2,300,000		3,410,820
Spanish Government,
Bonds	EUR	3.75	10/31/18	5,920,000		8,887,544
Spanish Government,
Bonds	EUR	5.15	10/31/44	1,650,000	c	2,618,173
Spanish Government,
Bonds	EUR	5.40	1/31/23	4,965,000	c	8,078,325
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	500,000	f	753,952
						31,402,629
Supranational--1.3%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		963,694
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	800,000	c	798,080
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		625,120
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,588,019
						4,974,913
Switzerland--.7%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	1,300,000		1,868,501
Credit Suisse,
Sub. Notes		6.50	8/8/23	690,000	c	759,000
						2,627,501
United Kingdom--7.3%
Abbey National Treasury Services,

Covered Bonds	EUR	3.63	9/8/17	1,150,000		1,702,714
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	790,000		1,097,022
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	369,831		617,010
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.03	2/15/17	1,720,000	c,e	2,381,999
HSBC Bank,
Sr. Unscd. Notes	EUR	3.88	10/24/18	1,000,000		1,540,722
HSBC Holdings,
Sub. Notes		5.25	3/14/44	1,250,000		1,268,729
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	650,000		1,045,296
Lloyds Bank,
Bank Gtd. Notes		6.50	9/14/20	1,115,000	c	1,275,648
Lloyds Bank,
Covered Notes	EUR	3.38	3/17/15	900,000		1,275,634
Lloyds Bank,
Covered Bonds	EUR	4.00	9/29/21	400,000		641,695
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,650,000		2,509,613
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	575,000	f	951,747
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	545,000		778,504
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	1,000,000		1,591,201
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	1,745,000		1,793,356
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	4,595,000		8,684,575
						29,155,465

United States--23.3%
21st Century Fox America,
Gtd. Notes	5.40	10/1/43	1,055,000		1,140,114
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	2,250,000	c	2,247,532
Ally Financial,
Gtd. Notes	3.50	1/27/19	1,835,000		1,837,294
American Home Mortgage Investment Trust,
Ser. 2004-4, Cl. 6A1	5.21	2/25/45	1,957,369	e	2,033,121
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	825,000		904,927
Americredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C	2.72	9/9/19	1,065,000		1,090,357
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A	3.87	12/5/32	1,739,652	c,e	1,814,950
Barclays Commercial Mortgage Securities,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	c	1,296,379
Bear Stearns Alt-A Trust,
Ser. 2005-4, Cl. 24A1	2.52	5/25/35	2,031,200	e	1,993,110
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-PW18, Cl. AJ	6.37	6/11/50	950,000	e	913,324
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		412,316
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	550,000		550,968
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	710,000		725,350
CHS/Community Health System,
Sr. Scd. Notes	5.13	8/1/21	850,000	c	875,500
CHS/Community Health System,
Gtd. Notes	6.88	2/1/22	835,000	c	876,750
Citigroup Commercial Mortgage Trust,

Ser. 2013-375P, Cl. E	3.63	5/10/35	1,215,000	c,e	1,052,914
Citigroup,
Sub. Notes	4.05	7/30/22	1,165,000		1,171,550
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	c	504,021
Commercial Mortgage Pass Through Certificates,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	c	1,206,480
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	c,e	352,780
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		383,965
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	e	1,317,309
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		283,605
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	c,e	945,441
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	325,000	c,e	340,966
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.34	10/10/46	725,000	c,e	761,056
Countrywide Alternative Loan Trust,
Ser. 2004-18, Cl. 4A1	5.50	9/25/34	1,165,949		1,217,455
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.52	12/5/31	1,000,000	c,e	1,040,254
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	1,620,000		1,683,907
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	1,595,000		1,675,680
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,100,000		1,264,011
Hilton USA Trust,

Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	c	933,897
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	1,100,000	c	1,119,250
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		895,817
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,704,558
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	760,000		791,813
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	e	1,972,558
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.95	11/25/36	710,000	e	640,884
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.98	2/25/34	515,638	e	503,746
Merrill Lynch & Co. ,
Sub. Notes		7.75	5/14/38	1,300,000		1,719,574
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	1,160,000	c	1,131,324
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	785,000	f	914,525
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	505,000		495,424
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.81	12/15/48	460,000	e	447,941
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.31	12/15/48	390,000	e	384,188
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.45	3/25/35	478,940	e	437,107
Morgan Stanley,
Sub. Notes		4.10	5/22/23	1,240,000		1,229,748
Popular ABS Mortgage Pass-Through Trust,

Ser. 2006-D, Cl. A2		0.31	11/25/46	450,979	e	434,673
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	300,000		340,366
Santander Drive Auto Receivables Trust,
Ser. 2013-3, Cl. D		2.42	4/15/19	2,900,000		2,922,107
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/16/16	535,000		538,674
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1		1.01	12/16/24	521,116	c,e	522,846
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	2,015,000	c	2,028,544
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	895,000	e	912,953
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	1,455,000	c	1,559,578
U.S. Treasury Bonds		3.75	11/15/43	4,635,000		4,799,399
U.S. Treasury Bonds		7.50	11/15/24	1,220,000		1,759,469
U.S. Treasury Inflation Protected Securities		0.13	4/15/18	8,959,489	j	9,170,879
U.S. Treasury Notes		0.63	4/30/18	8,410,000		8,147,187
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	475,000	c,e	457,259
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	370,000	c,e	362,676
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,175,000	c	2,078,870
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,060,000	e	1,029,438
Wells Fargo & Co.,
Sr. Unscd. Notes		2.63	12/15/16	1,330,000		1,386,875
Wells Fargo & Co.,
Sub. Notes		5.38	11/2/43	1,260,000		1,332,301
Wells Fargo Mortgage Backed Securities Trust,

Ser. 2005-AR4, Cl. 2A1		2.62	4/25/35	1,224,879	e	1,238,549
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	385,000	e	377,765
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.27	3/15/45	405,000	e	400,820
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		424,774
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,		6.50	5/9/67	1,000,000	c,e	1,077,500
						92,539,242
Venezuela--.5%
Venezuelan Government,
Sr. Unscd. Bonds		5.75	2/26/16	2,350,000	f	2,047,437
Total Bonds And Notes
(cost $371,814,235)						384,208,131
				Face Amount
				Covered by
Options Purchased--.0%				Contracts ($)		Value ($)
Call Options:
Euro,
July 2014 @ $1.33				7,900,000		35,829
New Zealand Dollar,
September 2014 @ $0.80				8,000,000		71,753
Total Options Purchased
(cost $245,512)						107,582
				Principal
Short-Term Investments--1.0%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 6/12/14
(cost $3,964,642)				3,965,000	k	3,964,869

Other Investment--1.0%				Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,897,234)	3,897,234 [l]	3,897,234

Investment of Cash Collateral for Securities Loaned--3.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $14,681,553)	14,681,553 [l]	14,681,553
Total Investments (cost $394,603,176)	102.4%	406,859,369
Liabilities, Less Cash and Receivables	(2.4%)	(9,639,043)
Net Assets	100.0%	397,220,326

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NGN--Nigerian Naira
NOK--Norwegian Krone
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $92,607,121 or 23.3% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
e	Variable rate security--interest rate subject to periodic change.
f	Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $14,087,998 and the value of the collateral held by the fund was $14,681,553.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
i	Security issued with a zero coupon. Income is recognized through the accretion of discount.
j	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k	Held by or on behalf of a counterparty for open financial futures contracts.
l	Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $12,256,193 of which $15,355,095 related to appreciated investment securities and $3,098,902 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	49.3
Corporate Bonds	28.9
U.S. Government	6.0
Commercial Mortgage-Backed	5.7
Short-Term/Money Market Investments	5.7
Asset-Backed	4.8
Residential Mortgage-Backed	2.0
Options Purchased	.0
102.4
† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
March 31, 2014 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2014 ($)

Financial Futures Long
Euro-Bobl	23	3,972,488	June 2014	(1,291)
Long Gilt	31	5,660,654	June 2014	47,738
U.S. Treasury 5 Year Notes	174	20,697,844	June 2014	(58,207)
U.S. Treasury Ultra Long Bonds	6	866,813	June 2014	5,772

Financial Futures Short
Euro-Schatz	61	(9,279,375)	June 2014	8,761
Japanese 10 Year Bonds	22	(30,825,365)	June 2014	45,221
U.S. Treasury 2 Year Notes	126	(27,664,875)	June 2014	29,279
U.S. Treasury 10 Year Notes	48	(5,928,000)	June 2014	3,658
U.S. Treasury Long Bonds	4	(532,875)	June 2014	1,994

Gross Unrealized Appreciation				142,423
Gross Unrealized Depreciation				(59,498)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Norwegian Krone,
Expiring:
4/30/2014 a	10,735,000	1,773,354	1,790,736	17,382
4/30/2014 b	29,890,000	4,935,927	4,986,038	50,111

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
4/30/2014 c	8,110,000	7,471,151	7,505,784	(34,633)
4/30/2014 d	9,365,000	8,630,503	8,667,284	(36,781)

Brazilian Real,
Expiring:
5/5/2014 d	9,590,000	4,063,657	4,188,001	(124,344)
5/5/2014 e	2,765,000	1,176,470	1,207,489	(31,019)

British Pound,
Expiring
4/30/2014 f	8,120,000	13,436,773	13,534,236	(97,463)

Canadian Dollar,
Expiring:
4/30/2014 c	3,120,000	2,796,862	2,820,288	(23,426)

4/30/2014	g	13,305,000	11,923,806	12,026,901	(103,095)

Danish Krone,
Expiring
4/30/2014	d	40,770,000	7,533,120	7,524,597	8,523

Euro,
Expiring:
4/30/2014	b	11,490,000	15,842,412	15,828,191	14,221
4/30/2014	d	27,790,000	38,316,296	38,282,455	33,841
4/30/2014	e	14,030,000	19,352,786	19,327,199	25,587
4/30/2014	f	13,790,000	19,017,061	18,996,583	20,478
4/30/2014	g	11,745,000	16,192,832	16,179,469	13,363
4/30/2014	h	14,460,000	19,946,118	19,919,550	26,568
4/30/2014	i	10,750,000	14,822,960	14,808,795	14,165
4/30/2014	j	13,110,000	18,070,916	18,059,841	11,075

Japanese Yen,
Expiring:
4/30/2014	a	293,485,000	2,865,636	2,843,900	21,736
4/30/2014	b	505,068,000	4,933,239	4,894,162	39,077
4/30/2014	c	410,150,000	4,040,027	3,974,397	65,630
4/30/2014	f	240,840,000	2,352,389	2,333,765	18,624
4/30/2014	g	100,320,000	979,879	972,111	7,768
4/30/2014	h	360,505,000	3,522,208	3,493,332	28,876
4/30/2014	i	516,330,000	5,043,344	5,003,292	40,052
4/30/2014	k	405,125,000	3,956,129	3,925,704	30,425

Mexican New Peso,
Expiring
4/30/2014	e	30,525,000	2,318,278	2,332,690	(14,412)

Swedish Krona,
Expiring:

4/30/2014	b	25,600,000	3,962,878	3,953,460	9,418
4/30/2014	h	17,050,000	2,637,893	2,633,066	4,827
4/30/2014	i	8,510,000	1,316,828	1,314,217	2,611

Gross Unrealized Appreciation	504,358
Gross Unrealized Depreciation	(465,173)

Counterparties:

a Citigroup
b UBS
c Bank of America
d Goldman Sachs International
e Morgan Stanley Capital Services
f Deutsche Bank
g Credit Suisse
h Barclays Bank
i Commonwealth Bank of Australia
j Royal Bank of Scotland
k HSBC
l JP Morgan Chase Bank

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
9,270,000	ITRAXX S19 Sub 5YR Index	Deutsche	(1.00)	102.22	12/20/2018	6,141.07	(83,117.81)	(76,978)
2,530,000	ITRAXX S19 Sub 5YR Index	JP Morgan	(1.00)	102.22	12/20/2018	1,676.04	(22,684.80)	(21,009)

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
5,900,000	USD - 6 MONTH LIBOR	JP Morgan	(1.76)	N/A	11/8/2022	375,952.92		375,953
27,500,000	USD - 6 MONTH LIBOR	Citibank	(1.83)	N/A	1/10/2019	(217,747.75)		(217,748)
16,100,000	USD - 6 MONTH LIBOR	Citibank	(0.84)	N/A	11/8/2022	204,641.29		204,641
6,500,000	EUR - 1 YEAR LIBOR	JP Morgan	1.91	N/A	11/4/2016	370,786.79		370,787
101,400,000	MXN - 28 Day LIBOR	Deutsche	6.74	N/A	1/2/2024	106,837.68		106,838
262,600,000	MXN - 28 Day LIBOR	JP Morgan	3.80	N/A	1/10/2017	(88,016.74)		(88,017)

Gross Unrealized Appreciation								1,058,219
Gross Unrealized Depreciation								(403,752)

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	19,158,359	-	19,158,359
Commercial Mortgage-Backed	-	22,742,572	-	22,742,572
Corporate Bonds+	-	114,852,878	-	114,852,878
Foreign Government	-	195,745,093	-	195,745,093
Mutual Funds	18,578,787	-	-	18,578,787
Residential Mortgage-Backed	-	7,832,295	-	7,832,295
U.S. Treasury	-	27,841,803	-	27,841,803
Other Financial Instruments:
Financial Futures++	142,423	-	-	142,423
Forward Foreign Currency Exchange Contracts++	-	504,358	-	504,358
Options Purchased	-	107,582	-	107,582
Swaps++	-	1,058,219	-	1,058,219
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(59,498)	-	-	(59,498)
Forward Foreign Currency Exchange Contracts++	-	(465,173)	-	(465,173)
Swaps++	(217,748)	(186,004)	-	(403,752)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.  The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period ended March 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.  When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:  Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)